Information on net borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Information on net borrowings [Abstract]
Disclosure of detailed information of net borrowings [Text Block]
Management believes that net borrowings is a useful measure of Eni’s financial condition as it provides insight about the soundness of Eni’s capital structure and the ways by which Eni’s operating assets are financed.

	December 31, 2018			December 31, 2017
(€ million)	Current	Non-current	Total	Current	Non-current	Total
A. Cash and cash equivalents	10,836		10,836	7,363		7,363
B. Held-for-trading financial assets	6,552		6,552	6,012		6,012
C. Available-for-sale financial assets				207		207
D. Liquidity (A+B+C)	17,388		17,388	13,582		13,582
E. Financing receivables	188		188	209		209
F. Short-term debt towards banks	383		383	201		201
G. Long-term debt towards banks	768	2,710	3,478	801	3,200	4,001
H. Bonds	2,781	17,313	20,094	1,445	16,907	18,352
I. Short-term debt towards related parties	661		661	164		164
L. Other short-term liabilities	1,138		1,138	1,877		1,877
M. Other long-term liabilities	52	59	111	40	72	112
N. Total borrowings (F+G+H+I+L+M)	5,783	20,082	25,865	4,528	20,179	24,707
O. Net borrowings (N-D-E)	(11,793)	20,082	8,289	(9,263)	20,179	10,916